INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Schedule Of Recognized Income tax recovery (liabilities)

	Year ended December 31, 2024	Year ended December 31, 2023
Net loss before income tax	$17,361	$8,612
Combined Canadian statutory income tax rate	27.00%	27.00%
Income tax recovery computed at statutory income tax rate	4,687	2,325
Tax effect of:
Permanent differences and other	(1,855)	1,627
Impact of Investment in Big Ridge Gold Corp.	(3,188)	(314)
Flow-though eligible expenditures	(1,400)	(884)
Share issue costs	151	149
Difference in tax rates in foreign jurisdictions	(2)	32
Flow-through share premium liability	2,047	1,576
Changes in unrecognized deferred tax assets	1,758	(2,831)
Other	(151)	(104)
Income tax recovery	$2,047	$1,576

Schedule Of Recognized deferred income tax assets (liabilities)

	December 31, 2024	December 31, 2023
Non-capital loss carryforwards	$6,934	$4,607
Mineral properties	(11,374)	(4,715)
Other	(125)	(38)
Silver stream derivative liability	4,565	-
Property and equipment	-	146
Total	$-	$-

Schedule Of Deferred income tax assets

	December 31, 2024	December 31, 2023
Non-capital loss carryforwards	$62,746	$55,676
Investment in Treasury Metals	-	32,731
Investment in PC Gold	14,473	14,473
Investment in Big Ridge	-	2,954
Silver Stream derivative liability	-	17,109
Investment tax credits	5,236	5,209
Other	25,594	1,994
Undeducted financing costs	886	1,049
Property and equipment	2,584	1,330
Mineral properties	478	41
Capital loss carryforwards	41,861	28,144
Total	$153,858	$160,710